Note 21 - Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment (IAS 16) [Domain Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	€ 6,185
Property and equipment, end of period	6,193	€ 6,185
Property and Equipment (IAS 16) [Domain Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	12,881	12,863
Changes in the group of consolidated companies	(1)	34
Additions	673	685
Transfers	360	419
Reclassifications (to)/from "held for sale"	0	(22)
Disposals	638	950
Exchange rate changes	208	(148)
Property and equipment, end of period	13,484	12,881
Property and Equipment (IAS 16) [Domain Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	6,696	6,760
Changes in the group of consolidated companies	(1)	(11)
Depreciation	945	878
Transfers	126	29
Reclassifications (to)/from "held for sale"	0	(19)
Disposals	628	907
Exchange rate changes	87	(70)
Impairment losses	67	43
Reversals of impairment losses	2	8
Accumulated depreciation and impairment, end of period	7,291	6,696
Owner occupied properties [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	177
Property and equipment, end of period	161	177
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	441	503
Changes in the group of consolidated companies	0	0
Additions	1	0
Transfers	106	0
Reclassifications (to)/from "held for sale"	0	(22)
Disposals	0	41
Exchange rate changes	(1)	1
Property and equipment, end of period	547	441
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	264	286
Changes in the group of consolidated companies	0	0
Depreciation	5	9
Transfers	104	0
Reclassifications (to)/from "held for sale"	0	(19)
Disposals	0	20
Exchange rate changes	0	0
Impairment losses	14	7
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	386	264
Furniture and equipment [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	360
Property and equipment, end of period	417	360
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,393	2,434
Changes in the group of consolidated companies	(1)	(8)
Additions	128	84
Transfers	77	23
Reclassifications (to)/from "held for sale"	0	0
Disposals	199	113
Exchange rate changes	33	(27)
Property and equipment, end of period	2,431	2,393
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	2,033	2,022
Changes in the group of consolidated companies	(1)	(10)
Depreciation	126	127
Transfers	20	17
Reclassifications (to)/from "held for sale"	0	0
Disposals	196	108
Exchange rate changes	29	(22)
Impairment losses	1	8
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	2,014	2,033
Leasehold improvements [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	1,179
Property and equipment, end of period	1,361	1,179
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	3,078	3,523
Changes in the group of consolidated companies	0	7
Additions	107	40
Transfers	334	193
Reclassifications (to)/from "held for sale"	0	0
Disposals	281	643
Exchange rate changes	59	(43)
Property and equipment, end of period	3,298	3,078
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,900	2,304
Changes in the group of consolidated companies	0	0
Depreciation	266	199
Transfers	1	54
Reclassifications (to)/from "held for sale"	0	0
Disposals	278	638
Exchange rate changes	29	(25)
Impairment losses	19	5
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,936	1,900
Construction-in-progress [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	460
Property and equipment, end of period	360	460
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	461	216
Changes in the group of consolidated companies	0	0
Additions	293	297
Transfers	(394)	(50)
Reclassifications (to)/from "held for sale"	0	0
Disposals	1	0
Exchange rate changes	1	(2)
Property and equipment, end of period	360	461
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1	1
Changes in the group of consolidated companies	0	0
Depreciation	0	0
Transfers	1	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	1	0
Exchange rate changes	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1	1
Total Property and equipment (IAS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,176
Property and equipment, end of period	2,299	2,176
Total Property and equipment (IAS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,374	6,676
Changes in the group of consolidated companies	(1)	(1)
Additions	528	422
Transfers	122	167
Reclassifications (to)/from "held for sale"	0	(22)
Disposals	482	798
Exchange rate changes	93	(71)
Property and equipment, end of period	6,636	6,374
Total Property and equipment (IAS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	4,198	4,613
Changes in the group of consolidated companies	(1)	(11)
Depreciation	397	335
Transfers	126	71
Reclassifications (to)/from "held for sale"	0	(19)
Disposals	475	766
Exchange rate changes	57	(46)
Impairment losses	34	21
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	4,337	4,198
Right-of-use for leased assets (IFRS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	4,009
Property and equipment, end of period	3,894	4,009
Right-of-use for leased assets (IFRS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,507	6,187
Changes in the group of consolidated companies	0	34
Additions (IFRS 16)	145	263
Transfers	237	251
Reclassifications (to)/from "held for sale"	0	0
Disposals	156	152
Exchange rate changes	115	77
Property and equipment, end of period	6,848	6,507
Right-of-use for leased assets (IFRS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	2,498	2,147
Changes in the group of consolidated companies	0	0
Depreciation (IFRS 16)	548
Depreciation		543
Transfers	0	41
Reclassifications (to)/from "held for sale"	0	0
Disposals	153	141
Exchange rate changes	30	24
Impairment losses	34	23
Reversals of impairment losses	2	8
Accumulated depreciation and impairment, end of period	€ 2,954	€ 2,498